Employee Benefits Obligations (Tables)	12 Months Ended
Mar. 31, 2024
Employee Benefits Obligations [Abstract]
Schedule of Standalone Statement of Financial Position	The liabilities recognized in the standalone statement of financial position are:
	As at March 31, 2024	As at March 31, 2023
	( In USD)	( In USD)
Funded Plans
Net value of defined benefit obligations
Current	209	212
Non current	102,322	72,456

Schedule of Movement in Defined Benefit Obligations	The movement in defined benefit obligations for funded and unfunded plans is as follows:
Particulars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2022	44,776	—
Included in profit and loss
Service cost	27,550
Past service credit
Interest cost (income)	3,057
	75,383	—

Included in OCI
Actuarial gain/(loss)	—
Remeasurements
Benefits paid
Gain and loss on settlement
Exchange difference	(2,715)

Employer’s contribution
Benefits payment
As at March 31, 2023	72,668	—
Particulars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2023	72,668	—
Included in profit and loss
Service cost	27,550
Past service credit
Interest cost (income)	3,057
	103,275	—

Included in OCI
Actuarial gain/(loss)	—
Remeasurements
Benefits paid
Gain and loss on settlement
Exchange difference	(744)

Employer’s contribution
Benefits payment
As at March 31, 2023	102,531	—

Schedule of Net Defined Benefit Asset	Plan assets comprise the following.
Particulars	As at March 31, 2024	As at March 31, 2023
Debt instruments - unquoted
Cash and cash equivalents	—	—
Investment property	—	—
Fixed assets	—	—
Other assets	—	—
	—	—

Schedule of Actuarial Assumptions	llowing were the principal actuarial assumptions at the reporting date (expressed as weighted averages).
Particulars	As at March 31, 2024	As at March 31, 2023
Discount rate	7.20%	7.50%
Attrition rate	5.00%	5.00%
Future salary growth rate	10.00%	10.00%

Schedule of Benefits Obligations	Assumptions regarding future longevity have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation at the reporting date were as follows.
Particulars	As at March 31, 2024	As at March 31, 2023
Longetivity at age of 65 for current members aged above 45
Males	0.258% - 2.406%	0.258% - 2.406%
Females	0.258% - 2.406%	0.258% - 2.406%

Longetivity at age of 65 for current members aged above 45 or below
Males	0.092% - 0.168%	0.092% - 0.168%
Females	0.092% - 0.168%	0.092% - 0.168%

Schedule of the Defined Benefit Obligation by the Amounts	Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.
Particulars	As at March 31, 2024	As at March 31, 2023
Discount rate (1% movement)	19,925	(18,925)
Attrition rate (1% movement)	13,124	(12,324)
Future salary growth rate (1% movement)	(13,784)	(15,884)